Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax (benefit) / expense:
Current tax expense	$ 152,045	$ 167,516	$ 103,776
Deferred tax (benefit) / expense:
Deferred tax (benefit)/expense	(128,919)	(102,886)	(85,388)
Income tax expense	23,126	64,630	18,388
Income tax (benefit) / expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	(7,048)	1,728	(3,903)
Retirement benefit obligations	2,818	(895)	0
Cash flow hedge	(346)	647	301
Total	18,550	66,110	14,786
Ireland
Current tax (benefit) / expense:
Current tax expense	88,232	108,031	79,334
Deferred tax (benefit) / expense:
Deferred tax (benefit)/expense	(38,930)	(25,027)	43,617
United States
Current tax (benefit) / expense:
Current tax expense	(36,386)	(45,820)	(34,710)
Deferred tax (benefit) / expense:
Deferred tax (benefit)/expense	(91,138)	(70,066)	(144,304)
Other
Current tax (benefit) / expense:
Current tax expense	100,199	105,305	59,152
Deferred tax (benefit) / expense:
Deferred tax (benefit)/expense	$ 1,149	$ (7,793)	$ 15,299